Oceanstone Fund
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVES/GOALS
Oceanstone Fund (the Fund) seeks to obtain capital appreciation.
RISK/RETURN SUMMARY: FEE TABLE
The following table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Oceanstone Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Maximum sales charge (load) on reinvested distributions		none
Redemption fee	[1]	none
Wire transfer redemption fee		(20)
[1]	Express Mail Redemption Fee is $25.

Annual Fund Operating Expenses (expenses deducted from the Fund)
Annual Fund Operating Expenses		Oceanstone Fund
Management fee		1.80%
Distribution (12b-1) fee		none
Other expenses	[1]	none
Acquired fund fees and expenses	[2]	0.02%
Total annual fund operating expenses		1.82%
[1]	The custodial fees are deducted from the Fund's assets and Oceanstone Capital Management, Inc. (the Adviser) reimburses the Fund for these custodial fees on a timely basis in accordance with the Investment Advisory and Management Agreement between the Fund and the Adviser.
[2]	The total annual fund operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements reflect only the direct operating expenses of the Fund and do not include the indirect costs of investing in Acquired Funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Although your actual costs may be lower or higher, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Oceanstone Fund	185	573	987	2,155

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2012, the Fund’s portfolio turnover rate was 113.22% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies

To achieve its investment objective, the Fund invests only in common stocks on the New York Stock Exchange, American Stock Exchange, and NASDAQ (both Global and Capital Markets), including American Depositary Receipts (ADRs) of foreign issuers, that the Fund's investment adviser believes are undervalued. The Fund will invest in small, medium, and large capitalization stocks and may engage in active and frequent trading of its portfolio securities.

Principal Investment Risks

Investors in the Fund may lose money over short and even long periods of time, due to the risks associated with investments in common stocks. These risks include:

· Market Risk: The price declines of common stocks may be steep, sudden, and prolonged.

· Risk of Small Capitalization Companies: The Fund may hold a large number of small capitalization stocks in its portfolio. Generally, small capitalization stocks have less liquidity and greater volatility in market price than medium and large capitalization stocks.

· Risk of Medium Capitalization Companies: The Fund may also hold a large number of medium capitalization stocks in its portfolio. Generally, medium capitalization stocks have less liquidity and greater volatility in market price than large capitalization stocks.

· Management Risk: When purchasing common stock of a company, the Adviser may be wrong in its judgment of the Company’s future earnings prospects.

· Non-Diversification Risk: The Fund is non-diversified. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, so the price decline of even one common stock in the Fund’s portfolio may have serious negative consequences for the Fund’s net asset value.

· Portfolio Turnover Risk: The Fund's short-term capital gains from the trading activities of its portfolio stocks are distributed to shareholders and taxed as ordinary income under Federal income tax       laws. Furthermore, the trading costs associated with the Fund’s frequent portfolio turnover may have a negative effect on the Fund’s performance.

· Risk from the Investment Adviser’s Lack of Experience in Advising Mutual Funds: Oceanstone    Capital Management, Inc., the Fund’s investment adviser (the Adviser), was incorporated in May of   2006 and has no prior experience in advising mutual funds. Consequently, the Fund may not be able to     achieve its investment objective due to this lack of experience.

· Foreign Risk: Even though the Fund invests mainly in the common stocks of American corporations, the Fund may from time to time invest in the American Depositary Receipts (ADRs) of foreign issuers. Consequently, the Fund may be subject to risks associated with investing in ADRs.

Bar Chart and Table

The bar chart below shows the Fund’s total return for 2007, 2008, 2009, 2010 and 2011calendar years, together with the best and worst quarters during 2007, 2008, 2009, 2010 and 2011 calendar years. The accompanying table compares the Fund’s performance to that of a broad-based market index. The bar chart and accompanying table provide some indication of the risks of investing in the Fund.  All presentations assume reinvestment of dividends and distributions.  As with all other mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance data current to the most recent month ended, please call 1-800-988-6290.

During 2007, 2008, 2009, 2010 and 2011 calendar years, the highest return for a quarter was 134.14% (quarter ended June 30, 2009) and the lowest return for a quarter was -16.90% (quarter ended September 30, 2011).

The Fund’s total return for the period from January 1, 2012 through September 30, 2012 was 18.93%.

Average Annual Total Return for the Periods ended 12/31/2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rate for each taxable component and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns	1 Year	Since Inception
Oceanstone Fund - Comparison Index - S&P 500 Index (reflects no deduction for expenses or taxes)	2.11%	0.39%	[1]
Oceanstone Fund	0.88%	38.50%	[1]
Oceanstone Fund Return After Taxes on Distributions	(1.40%)	33.85%	[1]
Oceanstone Fund Return After Taxes on Distributions and Sale of Fund Shares	2.59%	32.01%	[1]
[1]	The Oceanstone Fund Inception Date was 11/9/2006.

While S&P 500 index is comprised of the stocks of 500 primarily large-cap U.S. companies, the Fund will invest in small, medium, and large capitalization stocks, as well as ADRs of foreign issuers. In addition, the Fund may invest a large portion of its assets in a small number of stocks or in a few sectors. Investors should consider this fact when comparing the Fund's performance with that of the S&P 500 index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2012
Registrant Name	dei_EntityRegistrantName	Oceanstone Fund
Central Index Key	dei_EntityCentralIndexKey	0001366043
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
Oceanstone Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVES/GOALS
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Oceanstone Fund (the Fund) seeks to obtain capital appreciation.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEE TABLE
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses deducted from the Fund)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2012, the Fund’s portfolio turnover rate was 113.22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.22%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Although your actual costs may be lower or higher, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its investment objective, the Fund invests only in common stocks on the New York Stock Exchange, American Stock Exchange, and NASDAQ (both Global and Capital Markets), including American Depositary Receipts (ADRs) of foreign issuers, that the Fund's investment adviser believes are undervalued. The Fund will invest in small, medium, and large capitalization stocks and may engage in active and frequent trading of its portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investors in the Fund may lose money over short and even long periods of time, due to the risks associated with investments in common stocks. These risks include:

· Market Risk: The price declines of common stocks may be steep, sudden, and prolonged.

· Risk of Small Capitalization Companies: The Fund may hold a large number of small capitalization stocks in its portfolio. Generally, small capitalization stocks have less liquidity and greater volatility in market price than medium and large capitalization stocks.

· Risk of Medium Capitalization Companies: The Fund may also hold a large number of medium capitalization stocks in its portfolio. Generally, medium capitalization stocks have less liquidity and greater volatility in market price than large capitalization stocks.

· Management Risk: When purchasing common stock of a company, the Adviser may be wrong in its judgment of the Company’s future earnings prospects.

· Non-Diversification Risk: The Fund is non-diversified. Compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer, so the price decline of even one common stock in the Fund’s portfolio may have serious negative consequences for the Fund’s net asset value.

· Portfolio Turnover Risk: The Fund's short-term capital gains from the trading activities of its portfolio stocks are distributed to shareholders and taxed as ordinary income under Federal income tax       laws. Furthermore, the trading costs associated with the Fund’s frequent portfolio turnover may have a negative effect on the Fund’s performance.

· Risk from the Investment Adviser’s Lack of Experience in Advising Mutual Funds: Oceanstone    Capital Management, Inc., the Fund’s investment adviser (the Adviser), was incorporated in May of   2006 and has no prior experience in advising mutual funds. Consequently, the Fund may not be able to     achieve its investment objective due to this lack of experience.

· Foreign Risk: Even though the Fund invests mainly in the common stocks of American corporations, the Fund may from time to time invest in the American Depositary Receipts (ADRs) of foreign issuers. Consequently, the Fund may be subject to risks associated with investing in ADRs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investors in the Fund may lose money over short and even long periods of time, due to the risks associated with investments in common stocks.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows the Fund’s total return for 2007, 2008, 2009, 2010 and 2011calendar years, together with the best and worst quarters during 2007, 2008, 2009, 2010 and 2011 calendar years. The accompanying table compares the Fund’s performance to that of a broad-based market index. The bar chart and accompanying table provide some indication of the risks of investing in the Fund.  All presentations assume reinvestment of dividends and distributions.  As with all other mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain performance data current to the most recent month ended, please call 1-800-988-6290.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-988-6290
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all other mutual funds, the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Return 2007	rr_AnnualReturn2007	24.83%
Annual Return 2008	rr_AnnualReturn2008	(9.96%)
Annual Return 2009	rr_AnnualReturn2009	264.38%
Annual Return 2010	rr_AnnualReturn2010	30.55%
Annual Return 2011	rr_AnnualReturn2011	0.88%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During 2007, 2008, 2009, 2010 and 2011 calendar years, the highest return for a quarter was 134.14% (quarter ended June 30, 2009) and the lowest return for a quarter was -16.90% (quarter ended September 30, 2011).

The Fund’s total return for the period from January 1, 2012 through September 30, 2012 was 18.93%.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	134.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.90%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for the Periods ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate for each taxable component
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate for each taxable component and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

While S&P 500 index is comprised of the stocks of 500 primarily large-cap U.S. companies, the Fund will invest in small, medium, and large capitalization stocks, as well as ADRs of foreign issuers. In addition, the Fund may invest a large portion of its assets in a small number of stocks or in a few sectors. Investors should consider this fact when comparing the Fund's performance with that of the S&P 500 index.

Oceanstone Fund | - Comparison Index - S&P 500 Index (reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%	[4]
Oceanstone Fund | Oceanstone Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) on reinvested distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none	[1]
Wire transfer redemption fee	rr_RedemptionFee	(20)
Management fee	rr_ManagementFeesOverAssets	1.80%
Distribution (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	987
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,155
1 Year	rr_AverageAnnualReturnYear01	0.88%
Since Inception	rr_AverageAnnualReturnSinceInception	38.50%	[4]
Oceanstone Fund | Oceanstone Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	33.85%	[4]
Oceanstone Fund | Oceanstone Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	32.01%	[4]
[1]	Express Mail Redemption Fee is $25.
[2]	The custodial fees are deducted from the Fund's assets and Oceanstone Capital Management, Inc. (the Adviser) reimburses the Fund for these custodial fees on a timely basis in accordance with the Investment Advisory and Management Agreement between the Fund and the Adviser.
[3]	The total annual fund operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial statements (or the financial highlights in this Prospectus) because the financial statements reflect only the direct operating expenses of the Fund and do not include the indirect costs of investing in Acquired Funds.
[4]	The Oceanstone Fund Inception Date was 11/9/2006.